Vanguard® Alternative Strategies Fund
Consolidated Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (46.7%)
Communication Services (4.8%)
*	ORBCOMM Inc.	221,895	2,505
*	Cincinnati Bell Inc.	153,700	2,358
*,1	Alphabet Inc. Class A	60	162
*,1	Charter Communications Inc. Class A	205	152
*,1	Liberty Broadband Corp. Class C	837	149
[1]	Comcast Corp. Class A	2,508	148
[1]	Electronic Arts Inc.	978	141
[1]	Verizon Communications Inc.	2,517	140
*,1	Walt Disney Co.	786	138
[1]	Omnicom Group Inc.	1,820	133
[1]	AT&T Inc.	4,660	131
*,1	Madison Square Garden Sports Corp.	783	127
[1]	Sirius XM Holdings Inc.	19,632	127
[1]	Activision Blizzard Inc.	1,475	123
*	T-Mobile US Inc.	507	73
			6,607
Consumer Discretionary (6.4%)
*,2	GrandVision NV	61,606	2,073
*	Sportsman's Warehouse Holdings Inc.	113,176	2,000
*	Stamps.com Inc.	3,400	1,111
[1]	Yum! Brands Inc.	1,292	170
[1]	Service Corp. International	2,618	164
[1]	NIKE Inc. Class B	962	161
[1]	Garmin Ltd.	1,022	161
[1]	Starbucks Corp.	1,305	158
*,1	AutoZone Inc.	97	157
[1]	Dollar General Corp.	674	157
[1]	Pool Corp.	324	155
[1]	McDonald's Corp.	624	151
[1]	Domino's Pizza Inc.	284	149
*,1	O'Reilly Automotive Inc.	243	147
[1]	Home Depot Inc.	445	146
[1]	eBay Inc.	2,117	144
[1]	Gentex Corp.	4,226	144
[1]	TJX Cos. Inc.	2,086	144
*,1	Amazon.com Inc.	42	140
[1]	VF Corp.	1,750	140
[1]	Columbia Sportswear Co.	1,400	139
[1]	Genuine Parts Co.	1,095	139
[1]	Tractor Supply Co.	741	134
[1]	Yum China Holdings Inc.	2,154	134
[1]	Newell Brands Inc.	5,319	132

		Shares	Market Value ($000)
	Wendy's Co.	5,516	128
*	Chipotle Mexican Grill Inc. Class A	62	115
*,1	frontdoor Inc.	1,564	77
			8,770
Consumer Staples (1.2%)
[1]	Coca-Cola Co.	2,734	156
[1]	Costco Wholesale Corp.	357	153
[1]	PepsiCo Inc.	957	150
[1]	J M Smucker Co.	1,099	144
[1]	Altria Group Inc.	2,972	143
[1]	Kimberly-Clark Corp.	1,043	142
[1]	Mondelez International Inc. Class A	2,205	139
[1]	Archer-Daniels-Midland Co.	2,274	136
[1]	McCormick & Co. Inc.	1,604	135
[1]	Brown-Forman Corp. Class B	1,880	133
*,1	Post Holdings Inc.	1,299	133
	Procter & Gamble Co.	321	46
	Philip Morris International Inc.	366	37
			1,647
Energy (0.5%)
*,1	Cheniere Energy Inc.	1,641	139
[1]	Williams Cos. Inc.	5,457	137
[1]	Kinder Morgan Inc.	7,764	135
[1]	Chevron Corp.	1,283	131
[1]	Cabot Oil & Gas Corp.	7,697	123
			665
Financials (2.5%)
	Willis Towers Watson plc	6,300	1,298
[1]	Ares Management Corp. Class A	2,165	155
[1]	Intercontinental Exchange Inc.	1,249	150
*,1	Markel Corp.	124	150
[1]	Marsh & McLennan Cos. Inc.	1,020	150
[1]	Allstate Corp.	1,122	146
[1]	Brown & Brown Inc.	2,658	145
[1]	Arthur J Gallagher & Co.	1,036	144
*,1	Berkshire Hathaway Inc. Class B	512	142
[1]	W R Berkley Corp.	1,876	137
*,1	Alleghany Corp.	202	134
[1]	CNA Financial Corp.	3,018	133
[1]	TFS Financial Corp.	6,660	130
[1]	Aon plc Class A (XNYS)	497	129
	AGNC Investment Corp.	7,713	122
	Annaly Capital Management Inc.	11,911	101
	White Mountains Insurance Group Ltd.	19	22
	Hanover Insurance Group Inc.	100	14
			3,402
Health Care (6.4%)
*	PPD Inc.	50,000	2,306
*	Soliton Inc.	72,000	1,579
*	Kindred Biosciences Inc.	82,000	748
*	Change Healthcare Inc.	14,000	304
[1]	Hill-Rom Holdings Inc.	1,291	179
[1]	West Pharmaceutical Services Inc.	409	168
[1]	Danaher Corp.	544	162
[1]	Thermo Fisher Scientific Inc.	295	159
[1]	Pfizer Inc.	3,612	155
[1]	STERIS plc	712	155

		Shares	Market Value ($000)
[1]	Cooper Cos. Inc.	362	153
[1]	Abbott Laboratories	1,249	151
[1]	Becton Dickinson and Co.	587	150
*,1	Mettler-Toledo International Inc.	102	150
*,1	Henry Schein Inc.	1,872	150
[1]	Chemed Corp.	312	149
[1]	Johnson & Johnson	867	149
[1]	Agilent Technologies Inc.	959	147
[1]	AmerisourceBergen Corp. Class A	1,196	146
[1]	Cerner Corp.	1,818	146
[1]	Quest Diagnostics Inc.	1,005	143
[1]	CVS Health Corp.	1,727	142
*	QIAGEN NV	2,655	140
[1]	Merck & Co. Inc.	1,779	137
[1]	Amgen Inc.	564	136
[1]	Baxter International Inc.	1,732	134
	UnitedHealth Group Inc.	325	134
	Medtronic plc	1,010	133
*,1	IDEXX Laboratories Inc.	180	122
	Bristol-Myers Squibb Co.	1,749	119
	Zoetis Inc.	525	106
*,1	DaVita Inc.	326	39
			8,891
Industrials (7.8%)
*	Fly Leasing Ltd. ADR	155,000	2,640
	Aerojet Rocketdyne Holdings Inc.	43,500	2,052
*	Lydall Inc.	21,491	1,315
	IHS Markit Ltd.	10,000	1,168
[1]	Republic Services Inc. Class A	1,337	158
[1]	Waste Management Inc.	1,058	157
[1]	General Dynamics Corp.	781	153
[1]	Hubbell Inc. Class B	756	152
[1]	AMETEK Inc.	1,066	148
[1]	Carlisle Cos. Inc.	725	147
[1]	Roper Technologies Inc.	300	147
[1]	AMERCO	248	146
[1]	Fastenal Co.	2,670	146
[1]	Honeywell International Inc.	625	146
[1]	IDEX Corp.	644	146
[1]	Lockheed Martin Corp.	391	145
[1]	Illinois Tool Works Inc.	635	144
[1]	Booz Allen Hamilton Holding Corp. Class A	1,650	142
[1]	Expeditors International of Washington Inc.	1,104	142
[1]	Allison Transmission Holdings Inc.	3,537	141
[1]	Northrop Grumman Corp.	386	140
	Verisk Analytics Inc. Class A	732	139
[1]	Norfolk Southern Corp.	533	137
[1]	Allegion plc	992	136
[1]	Lennox International Inc.	394	130
*,1	Dun & Bradstreet Holdings Inc.	6,205	130
[1]	PACCAR Inc.	1,391	115
	Cummins Inc.	481	112
*,1	Ingersoll Rand Inc.	2,250	110
[1]	BWX Technologies Inc.	1,854	107
	Schneider National Inc. Class B	1,475	33
			10,824

		Shares	Market Value ($000)
Information Technology (9.5%)
*	Nuance Communications Inc.	45,000	2,470
	Maxim Integrated Products Inc.	24,500	2,448
*	Proofpoint Inc.	14,000	2,445
*	Cloudera Inc.	63,700	1,011
[1]	Intuit Inc.	303	161
*,1	Adobe Inc.	254	158
[1]	Apple Inc.	1,085	158
[1]	Amphenol Corp. Class A	2,164	157
[1]	Microsoft Corp.	549	156
[1]	Oracle Corp.	1,795	156
*,1	Black Knight Inc.	1,868	155
*,1	Keysight Technologies Inc.	943	155
[1]	Accenture plc Class A	488	155
[1]	Broadridge Financial Solutions Inc.	880	153
[1]	Motorola Solutions Inc.	685	153
[1]	Paychex Inc.	1,341	153
*,1	Synopsys Inc.	531	153
[1]	Visa Inc. Class A	619	152
[1]	Jack Henry & Associates Inc.	867	151
[1]	CDW Corp.	813	149
[1]	SS&C Technologies Holdings Inc.	1,905	149
[1]	Automatic Data Processing Inc.	697	146
[1]	Broadcom Inc.	300	146
[1]	Fidelity National Information Services Inc.	981	146
*,1	Akamai Technologies Inc.	1,207	145
[1]	Analog Devices Inc.	863	144
[1]	Juniper Networks Inc.	5,135	144
[1]	Amdocs Ltd.	1,864	144
*,1	Fiserv Inc.	1,233	142
[1]	International Business Machines Corp.	999	141
[1]	Texas Instruments Inc.	722	138
[1]	Dolby Laboratories Inc. Class A	1,398	136
*,1	VeriSign Inc.	618	134
[1]	Western Union Co.	5,678	132
	CDK Global Inc.	2,652	127
[1]	Hewlett Packard Enterprise Co.	8,475	123
	Mastercard Inc. Class A	183	71
	NortonLifeLock Inc.	1,109	27
			13,184
Materials (3.0%)
	W R Grace & Co.	29,500	2,053
*	Forterra Inc.	26,284	620
*	Domtar Corp.	6,000	329
[1]	Ecolab Inc.	669	148
[1]	Sherwin-Williams Co.	505	147
[1]	Air Products and Chemicals Inc.	503	146
[1]	Avery Dennison Corp.	662	140
[1]	Packaging Corp. of America	979	139
[1]	RPM International Inc.	1,580	137
[1]	Ball Corp.	1,578	128
[1]	Sonoco Products Co.	1,465	93
	Reliance Steel & Aluminum Co.	301	47
			4,127
Real Estate (1.8%)
[1]	Sun Communities Inc.	863	169
[1]	Camden Property Trust	1,115	167

		Shares	Market Value ($000)
[1]	UDR Inc.	2,974	164
[1]	Life Storage Inc.	1,385	163
[1]	Alexandria Real Estate Equities Inc.	805	162
[1]	Mid-America Apartment Communities Inc.	838	162
[1]	AvalonBay Communities Inc.	702	160
[1]	Duke Realty Corp.	3,131	159
[1]	Extra Space Storage Inc.	907	158
[1]	Invitation Homes Inc.	3,891	158
[1]	American Homes 4 Rent Class A	3,712	156
[1]	CoreSite Realty Corp.	1,104	153
[1]	Essex Property Trust Inc.	467	153
[1]	Equity Residential	1,799	151
[1]	Public Storage	429	134
[1]	Equinix Inc.	75	61
[1]	CubeSmart	1,125	56
			2,486
Utilities (2.8%)
	PNM Resources Inc.	46,000	2,223
[1]	Duke Energy Corp.	1,498	158
[1]	IDACORP Inc.	1,499	158
[1]	Exelon Corp.	3,227	151
[1]	CMS Energy Corp.	2,383	147
[1]	American Electric Power Co. Inc.	1,661	146
[1]	Atmos Energy Corp.	1,478	146
[1]	Alliant Energy Corp.	2,480	145
[1]	NextEra Energy Inc.	1,863	145
[1]	OGE Energy Corp.	4,306	145
[1]	Southern Co.	2,019	129
[1]	Avangrid Inc.	2,317	121
	Dominion Energy Inc.	319	24
			3,838
Total Common Stocks—Long Positions (Cost $54,035)			64,441
Temporary Cash Investments (54.0%)
Money Market Fund (34.6%)
[3]	Vanguard Market Liquidity Fund, 0.064%	477,259	47,726
		Face Amount ($000)
U.S. Government and Agency Obligations (19.4%)
[4]	U.S. Treasury Bill, 0.020%, 8/26/21	13,200	13,200
[4,5]	U.S. Treasury Bill, 0.020%, 8/26/21	13,600	13,599
			26,799
Total Temporary Cash Investments (Cost $74,520)			74,525
		Shares
Common Stocks Sold Short (-14.4%)
Communication Services (-0.5%)
*	Roku Inc.	(324)	(139)
*	TripAdvisor Inc.	(3,320)	(126)
	ViacomCBS Inc. Class B	(2,793)	(114)
*	Pinterest Inc. Class A	(1,883)	(111)
*	Live Nation Entertainment Inc.	(1,361)	(107)

		Shares	Market Value ($000)
*	Zillow Group Inc. Class A	(971)	(104)
			(701)
Consumer Discretionary (-2.0%)
*	Carvana Co. Class A	(478)	(161)
	L Brands Inc.	(1,961)	(157)
*	Tesla Inc.	(216)	(148)
	Darden Restaurants Inc.	(993)	(145)
*	Capri Holdings Ltd.	(2,522)	(142)
*	Peloton Interactive Inc. Class A	(1,199)	(142)
	Qurate Retail Inc. Series A	(11,309)	(134)
	MGM Resorts International	(3,473)	(130)
*	Vroom Inc.	(3,509)	(130)
*	Etsy Inc.	(697)	(128)
*	PVH Corp.	(1,223)	(128)
*	Royal Caribbean Cruises Ltd.	(1,656)	(127)
*	Planet Fitness Inc. Class A	(1,687)	(127)
*	Nordstrom Inc.	(3,792)	(126)
	Thor Industries Inc.	(1,053)	(125)
*	DoorDash Inc. Class A	(705)	(123)
*	Ulta Beauty Inc.	(352)	(118)
*	Norwegian Cruise Line Holdings Ltd.	(4,734)	(114)
*	Carnival Corp.	(5,215)	(113)
*	Wynn Resorts Ltd.	(1,109)	(109)
*	Wayfair Inc. Class A	(448)	(108)
*	Ollie's Bargain Outlet Holdings Inc.	(420)	(39)
			(2,774)
Consumer Staples (-0.2%)
*	Coty Inc. Class A	(14,567)	(127)
*	US Foods Holding Corp.	(3,664)	(126)
			(253)
Energy (-0.2%)
	Targa Resources Corp.	(3,156)	(133)
	APA Corp.	(6,465)	(121)
	Diamondback Energy Inc.	(960)	(74)
			(328)
Financials (-2.7%)
	Aon plc Class A	(6,804)	(1,769)
	S&P Global Inc.	(2,838)	(1,217)
	Discover Financial Services	(1,202)	(149)
	OneMain Holdings Inc.	(2,415)	(147)
	Wintrust Financial Corp.	(1,842)	(132)
*	Brighthouse Financial Inc.	(3,048)	(131)
*	GoHealth Inc. Class A	(11,084)	(98)
			(3,643)
Health Care (-1.4%)
*	Align Technology Inc.	(243)	(169)
*	Moderna Inc.	(428)	(151)
*	Horizon Therapeutics plc	(1,489)	(149)
*	Quidel Corp.	(1,030)	(146)
*	Acadia Healthcare Co. Inc.	(2,243)	(138)
*	Certara Inc.	(5,052)	(138)
*	BioMarin Pharmaceutical Inc.	(1,782)	(137)
*	Biogen Inc.	(391)	(128)
*	Sarepta Therapeutics Inc.	(1,849)	(125)
*	Exact Sciences Corp.	(1,113)	(120)
*	Adaptive Biotechnologies Corp.	(3,078)	(113)

		Shares	Market Value ($000)
*	Iovance Biotherapeutics Inc.	(4,572)	(102)
*	Exelixis Inc.	(5,932)	(100)
*	Novocure Ltd.	(650)	(100)
*	Ultragenyx Pharmaceutical Inc.	(1,081)	(86)
*	Sage Therapeutics Inc.	(1,859)	(81)
			(1,983)
Industrials (-1.6%)
*	United Rentals Inc.	(439)	(145)
*	XPO Logistics Inc.	(1,035)	(144)
	ADT Inc.	(13,313)	(140)
	Spirit AeroSystems Holdings Inc. Class A	(3,149)	(136)
*	Lyft Inc. Class A	(2,333)	(129)
*	American Airlines Group Inc.	(6,088)	(124)
	Air Lease Corp. Class A	(2,885)	(122)
*	Delta Air Lines Inc.	(3,066)	(122)
*	Copa Holdings SA Class A	(1,672)	(119)
*	Sunrun Inc.	(2,255)	(119)
*	United Airlines Holdings Inc.	(2,472)	(116)
*	Uber Technologies Inc.	(2,632)	(114)
*	Kirby Corp.	(1,970)	(114)
*	Ingersoll Rand Inc.	(2,250)	(110)
*	JetBlue Airways Corp.	(7,154)	(106)
*	Shoals Technologies Group Inc. Class A	(3,543)	(103)
*	Plug Power Inc.	(3,679)	(100)
*	Univar Solutions Inc.	(3,592)	(88)
*	Hexcel Corp.	(1,373)	(75)
			(2,226)
Information Technology (-4.5%)
	Analog Devices Inc.	(15,435)	(2,584)
*	Cloudflare Inc. Class A	(1,405)	(167)
*	Zscaler Inc.	(688)	(162)
*	Dynatrace Inc.	(2,527)	(161)
*	Bill.com Holdings Inc.	(769)	(159)
*	Trade Desk Inc. Class A	(1,902)	(156)
*	Enphase Energy Inc.	(810)	(154)
*	Datadog Inc. Class A	(1,383)	(153)
*	DXC Technology Co.	(3,807)	(152)
*	Elastic NV	(1,009)	(149)
*	Teradata Corp.	(2,975)	(148)
*	CommScope Holding Co. Inc.	(6,891)	(146)
*	Zoom Video Communications Inc. Class A	(381)	(144)
*	Crowdstrike Holdings Inc. Class A	(561)	(142)
*	Twilio Inc. Class A	(372)	(139)
*	Snowflake Inc. Class A	(520)	(138)
	Ubiquiti Inc.	(438)	(137)
*	Anaplan Inc.	(2,365)	(135)
*	FireEye Inc.	(6,653)	(134)
*	Nutanix Inc. Class A	(3,664)	(132)
*	Sabre Corp.	(11,155)	(132)
*	Western Digital Corp.	(1,970)	(128)
*	Pure Storage Inc. Class A	(6,410)	(125)
*	Alteryx Inc. Class A	(1,617)	(125)
	Alliance Data Systems Corp.	(1,206)	(113)
*	Palantir Technologies Inc. Class A	(4,772)	(104)
*	MongoDB Inc.	(159)	(57)
*	Shift4 Payments Inc. Class A	(422)	(38)

		Shares	Market Value ($000)
*	Square Inc. Class A	(61)	(15)
			(6,229)
Materials (-0.4%)
	United States Steel Corp.	(5,241)	(139)
	Olin Corp.	(2,960)	(139)
	Freeport-McMoRan Inc.	(3,444)	(131)
	Mosaic Co.	(4,168)	(130)
			(539)
Real Estate (-0.6%)
	Welltower Inc.	(1,789)	(155)
	Ventas Inc.	(2,558)	(153)
	Simon Property Group Inc.	(1,099)	(139)
	EPR Properties	(2,649)	(133)
*	Park Hotels & Resorts Inc.	(6,566)	(122)
	Kimco Realty Corp.	(4,639)	(99)
			(801)
Utilities (-0.3%)
	FirstEnergy Corp.	(3,993)	(153)
	Vistra Corp.	(7,312)	(140)
*	PG&E Corp.	(12,338)	(109)
			(402)
Total Common Stocks Sold Short (Proceeds $15,543)			(19,879)
Other Assets and Other Liabilities—Net (13.7%)			18,870
Net Assets (100%)			137,957
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $25,466,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $2,073,000, representing 1.5% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Securities with a value of $7,459,000 have been segregated as initial margin for open futures contracts.
5	Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies Fund.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2021	130	17,479	376
2-Year U.S. Treasury Note	September 2021	511	112,755	7
5-Year U.S. Treasury Note	September 2021	216	26,880	180
Amsterdam Exchanges Index	August 2021	39	6,951	187
Copper[1]	August 2021	3	728	25
Corn[1]	September 2021	114	3,118	(205)
FTSE 100 Index	September 2021	70	6,778	(66)
FTSE Taiwan Index	August 2021	112	6,694	(80)
Gasoline RBOB[1]	August 2021	10	981	36
IBEX 35 Index	August 2021	66	6,792	(51)
Lean Hogs[1]	October 2021	90	3,169	(28)
LME Aluminum[1]	August 2021	13	846	50
LME Lead[1]	August 2021	57	3,431	138
LME Tin[1]	August 2021	19	3,394	373
LME Tin[1]	September 2021	13	2,304	144
LME Zinc[1]	August 2021	10	758	21
S&P ASX 200 Index	September 2021	51	6,830	56
S&P TSX 60 Index	September 2021	35	6,802	100
Soybean[1]	September 2021	46	3,118	(92)
Soybean Meal[1]	September 2021	31	1,089	(45)
Soybean Oil[1]	September 2021	81	3,131	(22)
Sugar #11[1]	September 2021	169	3,390	143
WTI Crude Oil[1]	August 2021	45	3,328	108
				1,355

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
CAC 40 Index	August 2021	(88)	(6,900)	(103)
Cattle Feeder[1]	August 2021	(41)	(3,243)	(157)
Cocoa[1]	December 2021	(132)	(3,197)	7
Coffee[1]	September 2021	(27)	(1,818)	(254)
Copper[1]	September 2021	(5)	(1,215)	(42)
Copper[1]	August 2021	(3)	(728)	(11)
DAX Index	September 2021	(15)	(6,917)	58
KOSPI 200 Index	September 2021	(71)	(6,549)	157
Live Cattle[1]	October 2021	(64)	(3,256)	(8)
LME Aluminum[1]	August 2021	(13)	(846)	(31)
LME Lead[1]	August 2021	(57)	(3,431)	(334)
LME Lead[1]	September 2021	(56)	(3,351)	(107)
LME Tin[1]	August 2021	(19)	(3,394)	(217)
LME Zinc[1]	September 2021	(15)	(1,138)	(31)
LME Zinc[1]	August 2021	(10)	(758)	(12)
MSCI Singapore Index	August 2021	(257)	(6,844)	(70)
Natural Gas[1]	August 2021	(27)	(1,057)	(80)
OMX Stockholm 30 Index	August 2021	(253)	(6,966)	(136)
Topix Index	September 2021	(39)	(6,772)	186
Wheat[1]	September 2021	(98)	(3,448)	(235)
Wheat[1]	September 2021	(67)	(2,255)	(133)
				(1,553)
				(198)
1	Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies Fund.

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	8/10/21	CAD	11,332	USD	9,158	—	(75)
Morgan Stanley Capital Services Inc.	8/10/21	GBP	6,624	USD	9,153	56	—
Royal Bank of Canada	8/10/21	INR	272,089	USD	3,637	15	—
State Street Bank & Trust Co.	8/10/21	MXN	72,883	USD	3,636	20	—
Standard Chartered Bank	8/10/21	NOK	78,750	USD	9,155	—	(241)
Bank of America, N.A.	8/10/21	RUB	267,418	USD	3,645	4	—
Standard Chartered Bank	8/10/21	TRY	31,801	USD	3,590	165	—
Morgan Stanley Capital Services Inc.	8/10/21	ZAR	52,268	USD	3,641	—	(78)
Morgan Stanley Capital Services Inc.	8/10/21	USD	9,159	CHF	8,459	—	(182)
State Street Bank & Trust Co.	8/10/21	USD	11,069	EUR	9,317	14	—
Morgan Stanley Capital Services Inc.	8/10/21	USD	178	EUR	150	—	—
Morgan Stanley Capital Services Inc.	8/10/21	USD	3,658	ILS	11,928	—	(32)
State Street Bank & Trust Co.	8/10/21	USD	3,667	PLN	13,936	50	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	8/10/21	USD	9,152	SEK	78,264	59	—
Bank of America, N.A.	8/10/21	USD	3,656	SGD	4,921	25	—
Bank of America, N.A.	8/10/21	USD	3,652	THB	117,321	83	—
Royal Bank of Canada	8/10/21	USD	3,661	TWD	101,992	14	—
						505	(608)
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
ILS—Israeli shekel.
INR—Indian rupee.
MXN—Mexican pesos.
NOK—Norwegian krone.
PLN—Polish zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
TRY—Turkish lira.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.
At July 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $53,000 in connection with open forward currency contracts.
A. Basis for Consolidation: Vanguard ASF Portfolio ("the subsidiary") commenced operations on August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of July 31, 2021, the fund held $16,433,000 in the subsidiary, representing 12% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.
B. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
D. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The fund also uses interest rate futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund uses global equity index futures contracts to capture excess return opportunities. The primary risk associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying securities or commodities and the prices of futures contracts, and the possibility of an illiquid market. In addition, commodity futures trading is volatile, and even a small movement in market prices could cause large losses. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Consolidated Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded Consolidated as an asset (liability).
E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated.

This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Consolidated Schedule of Investments.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	62,368	2,073	—	64,441
Temporary Cash Investments	47,726	26,799	—	74,525
Total	110,094	28,872	—	138,966
Liabilities
Common Stocks	19,879	—	—	19,879
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,352	—	—	2,352
Forward Currency Contracts	—	505	—	505
Total	2,352	505	—	2,857
Liabilities
Futures Contracts[1]	2,550	—	—	2,550
Forward Currency Contracts	—	608	—	608
Total	2,550	608	—	3,158
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments.